Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	Ashmore Funds
Central Index Key	0001498498
Amendment Flag	false
Document Creation Date	Aug. 01, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Feb. 28, 2013